Commitments and Contingencies - Future Minimum Rentals Receivable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	¥ 5,691	$ 899	¥ 3,849
One Year or Less [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	1,438	227	1,624
One Year or Less [Member] | With Related Parties [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	184	29	102
After one year but not more than five years [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	2,491	394	1,855
After one year but not more than five years [Member] | With Related Parties [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	268	42
More Than Five Years [Member] | With third parties [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	¥ 1,310	$ 207	¥ 268